Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 004 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 133.2
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	2.5
Net increase in net assets available for benefits per the Form 5500	$ 135.7